Borrowed Funds	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Abstract]
Debt Disclosure [Text Block]

Note 8 – Borrowed Funds

At year end, borrowed funds are summarized below:

	(Dollars in thousands)
	2012	2011
Fixed rate advances from the FHLB	28,000	31,000
Putable advances from the FHLB	5,000	5,000
Other	207	618
Total	$33,207	$36,618

At December 31, 2012, scheduled maturities of borrowed funds were as follows:

(Dollars in thousands)
2013	$14,207
2014	8,000
2015	11,000
Total	$33,207

Repurchase agreements generally mature within one year and are secured by U.S. government and U.S. agency securities, under the Bancorp’s control. At year end, information concerning these retail repurchase agreements is summarized below:

	(Dollars in thousands)
	2012	2011
Ending balance	$16,298	$15,395
Average balance during the year	20,561	20,767
Maximum month-end balance during the year	25,278	24,258
Securities underlying the agreements at year end:
Carrying value	28,002	26,622
Fair value	28,002	26,622
Average interest rate during the year	0.38%	0.51%
Average interest rate at year end	0.31%	0.43%

At year-end, advances from the Federal Home Loan Bank were as follows:

	(Dollars in thousands)
	2012	2011

Fixed rate advances, maturing January 2013 through
December 2016 at rates from 0.49% to 2.65%; average rate: 2012 – 1.84%; 2011 – 1.95%	$28,000	$31,000
Putable advance, maturing February 2013 at a fixed rate of 2.62%	5,000	5,000

Fixed rate advances are payable at maturity, with a prepayment penalty. Putable advances are fixed for a period of one to three years and then may adjust quarterly to the three-month London Interbank Offered Rate until maturity. Once the putable advance interest rate adjusts, the Bancorp has the option to prepay the advance on specified quarterly interest rate reset dates. The advances were collateralized by mortgage loans totaling approximately $164,463,000 and $163,534,000 at December 31, 2012 and 2011, respectively. In addition to the fixed rate and putable advances, the Bancorp maintains a $10,000,000 line of credit with the Federal Home Loan Bank of Indianapolis. There was no outstanding balance on the line of credit at December 31, 2012 or 2011. Other borrowings at December 31, 2012 and 2011 are comprised of reclassified bank balances.